 RULE 497 DOCUMENT

On behalf of Deutsche CROCI® International Fund (formerly Deutsche International Fund), a series of Deutsche International Fund, Inc. (the “Fund”), and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), the purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.  The interactive data file included as an exhibit to this filing relates to the supplement filed with the Securities and Exchange Commission on behalf of the Fund pursuant to Rule 497(e) under the Securities Act on November 18, 2014; such supplement (accession number 0000088053-14-001448) is incorporated by reference into this Rule 497 Document.